CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE LOSS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE LOSS
Revenue	$ 14,847	$ 14,383
Cost of revenue	4,883	4,751
Gross profit	9,964	9,632
Operating expenses:
Research and development	5,685	5,914
Selling and marketing	6,503	7,536
General and administrative	6,061	5,377
Reorganization (Note 9)	1,488
Total operating expenses	19,737	18,827
Operating loss	(9,773)	(9,195)
Change in fair value of warrants	1,521	(508)
Finance income	469	1,153
Finance expenses	(135)	(134)
Finance income, net	334	1,019
Loss before income taxes	(7,918)	(8,684)
Income taxes, net	171	93
Loss	(8,089)	(8,777)
Amounts that will be or that have been reclassified to profit or loss when specific conditions are met:
Adjustments arising from translating financial statements of foreign operations	(153)	623
Total comprehensive loss	$ (8,242)	$ (8,154)
Basic loss per Ordinary share (Note 10)	$ (0.16)	$ (0.18)
Diluted loss per Ordinary share (Note 10)	$ (0.16)	$ (0.18)
Weighted average number of shares outstanding used to compute basic loss per share	51,681,609	50,084,401
Weighted average number of shares outstanding used to compute diluted loss per share	51,681,609	50,084,401